UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment           [_]; Amendment Number:

This amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Cooper Creek Partners Management LLC
Address:  60 East 42nd Street, Suite 2508
          New York, NY 10165


13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    John McCleary
Title:   CFO
Phone:   646-291-2852


Signature, Place and Date of Signing:


/s/ John McCleary             New York, NY                February 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X]      13F HOLDINGS REPORT.

[_]      13F NOTICE.

[_]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:  NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $99,995
                                          (thousands)


List of Other Included Managers:

No.        Form 13F File Number                 Name

None


								VALUE	 SHRS OR  	SH/	PUT/	INVESTMENT 	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	 CUSIP 		(X$1000) PRN AMT 	PRN	CALL 	DISCRETION	 MANAGERS 	SOLE	 SHARED 	NONE

ARVINMERITOR INC		COM		043353101	3112	151640		SH		SOLE		NONE		151640
AVIAT NETWORKS INC		COM		05366Y102	4746	936079		SH		SOLE		NONE		936079
SEACUBE CONTAINER LEASING LT	COM		G79978105	1758	125000		SH		SOLE		NONE		125000
BOISE INC			COM		09746Y105	3548	447398		SH		SOLE		NONE		447398
CHARMING SHOPPES		COM		161133103	4070	1146600		SH		SOLE		NONE		1146600
SPANSION INC-CLASS A		COM		84649R200	3060	147847		SH		SOLE		NONE		147847
CHIQUITA BRANDS INTL		COM		170032809	5433	387500		SH		SOLE		NONE		387500
DRAGONWAVE INC			COM		26144M103	2840	336442		SH		SOLE		NONE		336442
EXPRESS INC			COM		30219E103	2538	135000		SH		SOLE		NONE		135000
FINISH LINE/THE - CL A		COM		317923100	4556	265056		SH		SOLE		NONE		265056
GREAT LAKES DREDGE & DOCK CO	COM		390607109	5008	679476		SH		SOLE		NONE		679476
GEOKINETICS INC			COM		372910307	3860	415455		SH		SOLE		NONE		415455
K-SWISS INC-A			COM		482686102	1600	128346		SH		SOLE		NONE		128346
GSI GROUP INC			COM		36191C205	6803	643031		SH		SOLE		NONE		643031
MARTEN TRANSPORT LTD		COM		573075108	3005	140540		SH		SOLE		NONE		140540
99 CENTS ONLY STORES		COM		65440K106	2165	135841		SH		SOLE		NONE		135841
NORTH AMERICAN ENERGY PARTNE	COM		656844107	3137	255900		SH		SOLE		NONE		255900
NORTHWEST PIPE CO		COM		667746101	2697	112243		SH		SOLE		NONE		112243
SEMGROUP CORP-CLASS A		COM		81663A105	4089	150500		SH		SOLE		NONE		150500
SMITHFIELD FOODS INC		COM		832248108	4336	210200		SH		SOLE		NONE		210200
SONIC CORP			COM		835451105	4875	481689		SH		SOLE		NONE		481689
SUPERVALU INC			COM		868536103	3646	378600		SH		SOLE		NONE		378600
THQ INC				COM		872443403	3825	631200		SH		SOLE		NONE		631200
TAKE-TWO INTERACTIVE SOFTWRE	COM		874054109	2692	219500		SH		SOLE		NONE		219500
VISHAY PRECISION GROUP		COM		92835K103	763	40476		SH		SOLE		NONE		40476
VERINT SYSTEMS INC		COM		92343X100	4243	133841		SH		SOLE		NONE		133841
VALUEVISION MEDIA INC-A		COM		92047K107	4173	682926		SH		SOLE		NONE		682926
WAUSAU PAPER CORP		COM		943315101	1889	219450		SH		SOLE		NONE		219450
WET SEAL INC/THE-CLASS A	COM		961840105	1528	413107		SH		SOLE		NONE		413107